Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Income taxes - Income tax expense [Text Block]

Philips Group

Income tax expense

in millions of EUR

	2020	2021	2022
Income before taxes	1,211	509	(1,731)
Investments in associates, net of income taxes	(9)	(4)	(2)
Income before taxes and Investment in associates	1,220	513	(1,729)

Current tax (expense) benefit	(380)	(298)	(97)
Deferred tax (expense) benefit	167	401	210
Income tax (expense) of continuing operations	(212)	103	113

Income taxes - Current income tax expense [Text Block]

Philips Group

Current income tax expense

in millions of EUR

	2020	2021	2022
Current year tax (expense) benefit	(390)	(291)	(111)
Prior year tax (expense) benefit	10	(7)	14
Current tax (expense) benefit	(380)	(298)	(97)

Income taxes - Deferred income tax expense [Text Block]

Philips Group

Deferred income tax expense

In millions of EUR

	2020	2021	2022
Recognition of previously unrecognized tax loss and credit carryforwards	6	138	2
Unrecognized tax loss and credit carryforwards		(10)	(13)
Changes to recognition of temporary differences	19	(1)	(4)
Prior year tax (expense) benefit	(8)	20	(1)
Tax rate changes	12	10	(18)
Origination and reversal of temporary differences, tax losses and tax credits	137	245	244
Deferred tax (expense) benefit	167	401	210

Income taxes - Effective income tax rate [Text Block]

Philips Group

Effective income tax rate

in %

	2020	2021	2022
Weighted average statutory income tax rate in %	25.2	22.7	23.6
Recognition of previously unrecognized tax loss and credit carryforwards	(0.5)	(26.9)	0.1
Unrecognized tax loss and credit carryforwards	0.0	1.9	(0.7)
Changes to recognition of temporary differences	(1.6)	0.3	(0.2)
Non-taxable income and tax incentives	(12.9)	(40.6)	5.8
Non-deductible expenses	7.0	19.3	(22.9)
Withholding and other taxes	0.6	7.2	(1.4)
Tax rate changes	(1.0)	(1.9)	(1.0)
Prior year tax	(0.2)	(2.4)	0.7
Tax expense (benefit) due to change in uncertain tax treatments	1.2	4.4	2.8
Others, net	(0.2)	(4.0)	(0.2)
Effective income tax rate	17.6	(20.0)	6.5

Income taxes - Deferred tax assets and liabilities [Text Block]

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2022	recognized in income statement	other1)	Balance as of December 31, 2022	Assets	Liabilities
Intangible assets	587	63	(20)	630	783	(152)
Property, plant and equipment	29	(33)	2	(2)	49	(52)
Inventories	372	75	17	464	473	(8)
Other assets	68	(16)	(8)	44	98	(55)
Pensions and other employee benefits	180	6	(32)	153	175	(22)
Other liabilities	499	(34)	17	483	560	(77)
Deferred tax assets on tax loss carryforwards	398	149	38	586	586
Set-off deferred tax positions					(275)	275
Net deferred tax assets	2,134	210	14	2,358	2,449	(91)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2021	recognized in income statement	other1)	Balance as of December 31, 2021	Assets	Liabilities
Intangible assets	240	535	(188)	587	716	(130)
Property, plant and equipment	32	13	(16)	29	55	(26)
Inventories	313	31	28	372	381	(9)
Other assets	97	(30)	1	68	112	(43)
Pensions and other employee benefits	245	(45)	(21)	180	182	(2)
Other liabilities	384	91	25	499	584	(84)
Deferred tax assets on tax loss carryforwards	449	(194)	143	398	398
Set-off deferred tax positions					(211)	211
Net deferred tax assets	1,761	401	(28)	2,134	2,216	(83)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Income taxes - Expiry years of net operating loss and credit carryforwards [Text Block]

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2021	Unrecognized balance as of December 31, 2021	Total Balance as of December 31, 2022	Unrecognized balance as of December 31, 2022
Within 1 year	1,593	1,592	4	3
1 to 2 years	6	-	10	5
2 to 3 years	9	-	9	3
3 to 4 years	7	-	13	4
4 to 5 years	18	-	38	3
Later	751	21	812	93
Unlimited	1,567	934	2,301	920
Total	3,951	2,547	3,187	1,032